American Customer Satisfaction ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 7.1%
JPMorgan Chase & Co.	11,855	$3,819,918
Regions Financial Corp.	128,645	3,486,280
		7,306,198

Consumer Discretionary Products - 6.1%
General Motors Co.	47,050	3,826,106
Nike, Inc. - Class B	39,331	2,505,778
		6,331,884

Consumer Discretionary Services - 5.7%
Hilton Worldwide Holdings, Inc.	10,947	3,144,525
Starbucks Corp.	32,737	2,756,783
		5,901,308

Consumer Staple Products - 5.7%
Clorox Co.	20,691	2,086,274
Coca-Cola Co.	54,633	3,819,393
		5,905,667

Financial Services - 3.5%
Charles Schwab Corp.	36,086	3,605,352

Health Care - 4.4%
Humana, Inc.	8,840	2,264,189
UnitedHealth Group, Inc.	6,963	2,298,556
		4,562,745

Industrial Services - 5.5%
FedEx Corp.	9,456	2,731,460
Southwest Airlines Co.	71,124	2,939,555
		5,671,015

Insurance - 3.6%
Prudential Financial, Inc.	32,637	3,684,065

Media - 16.4%
Alphabet, Inc. - Class C	27,029	8,481,700
Meta Platforms, Inc. - Class A	6,250	4,125,563
Netflix, Inc.(a)	29,436	2,759,919
Pinterest, Inc. - Class A(a)	60,719	1,572,015
		16,939,197

Retail & Wholesale - Discretionary - 15.5%
Amazon.com, Inc.(a)	21,508	$4,964,476
Chewy, Inc. - Class A(a)	75,383	2,491,408
O’Reilly Automotive, Inc.(a)	26,998	2,462,488
TJX Cos., Inc.	20,018	3,074,965
Ulta Beauty, Inc.(a)	5,084	3,075,871
		16,069,208

Retail & Wholesale - Staples - 3.3%
Costco Wholesale Corp.	3,978	3,430,388

Software & Tech Services - 4.0%
Microsoft Corp.	8,584	4,151,394

Tech Hardware & Semiconductors - 8.7%
Apple, Inc.	18,298	4,974,494
Dell Technologies, Inc. - Class C	31,554	3,972,018
		8,946,512

Telecommunications - 6.0%
T-Mobile US, Inc.	14,743	2,993,419
Verizon Communications, Inc.	77,741	3,166,391
		6,159,810

Utilities - 4.3%
Ameren Corp.	14,621	1,460,053
Entergy Corp.	15,818	1,462,058
Public Service Enterprise Group, Inc.	18,518	1,486,995
		4,409,106

TOTAL COMMON STOCKS (Cost $84,699,238)		103,073,849

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(b)	212,550	212,550

TOTAL SHORT-TERM INVESTMENTS (Cost $212,550)		212,550

TOTAL INVESTMENTS - 100.0% (Cost $84,911,788)		$103,286,399
Other Assets in Excess of Liabilities - 0.0%(c)		28,234
TOTAL NET ASSETS - 100.0%		$103,314,633

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.